Cover	6 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--03-31
Entity File Number	001-39360
Entity Registrant Name	SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED
Entity Central Index Key	0001782309
Entity Address, Address Line One	Floor 4, Building 1, No. 311
Entity Address, Address Line Two	Yanxin Road
Entity Address, Address Line Three	Huishan District
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214000